Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Summary of Reconciliation of Difference Between Statutory EIT Rate and Effective Tax Rate

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rate:

	For the Year Ended December 31,
	2015		2016		2017
	US$’000				US$’000
Loss before income tax expenses	(30,019)		(33,363)		(36,536)
Income tax at statutory rates in the PRC	(7,504)	25%	(8,341)	25%	(9,134)	25%
Non-deductible expenses	2,253	(8%)	2,336	(7%)	1,763	(5%)
Different tax rates in other jurisdictions	283	(1%)	471	(1%)	2,661	(7%)
Change in valuation allowance	4,975	(17%)	5,537	(17%)	4,823	(13%)
Income tax expense/Effective tax rate	7	(0%)	3	(0%)	113	(0%)

Summary of Significant Components of Deferred Tax Assets

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2016	2017
	US$’000	US$’000
Deferred tax assets:
Accruals for payroll and other costs	121	446
Allowance for loan losses	28	25
Net operating loss carry forwards	13,429	17,585
Deferred revenue and other temporary difference	303	343
Subtotal	13,881	18,399
Less: valuation allowance	(13,567)	(18,399)
Total deferred tax assets, net	314	—
Deferred tax liabilities:
Fair value changes of investments held for trading	(314)	—
Total deferred tax liabilities	(314)	—
Net deferred tax assets	—	—

Summary of Movement of Valuation Allowance

Movement of valuation allowance

	For the Year Ended December 31,
	2015	2016	2017
	US$’000	US$’000	US$’000
Balance at beginning of the year	3,055	8,030	13,567
Current year addition	4,975	5,537	4,832
Current year reversal	—	—	—
Balance at end of the year	8,030	13,567	18,399